LoCorr Dynamic Opportunity Fund
Schedule of Investments
September 30, 2024 (Unaudited)

COMMON STOCKS - 61.4%	Shares	Value
Apparel - 1.3%
VF Corp.	33,522	$668,764

Auto Parts & Equipment - 0.7%
Cooper-Standard Holdings, Inc. (a)	14,431	200,158
Fox Factory Holding Corp. (a)	3,762	156,123
		356,281

Banks - 1.8%
Comerica, Inc.	5,154	308,776
Fifth Third Bancorp	7,167	307,035
Western Alliance Bancorp	3,572	308,942
		924,753

Biotechnology - 0.7%
Avid Bioservices, Inc. (a)	28,481	324,114
ChromaDex Corp. (a)	4,676	17,067
		341,181

Building Materials - 0.7%
Trex Co., Inc. (a)	5,493	365,724

Commercial Services - 6.3%
Arlo Technologies, Inc. (a)	23,244	281,485
Driven Brands Holdings, Inc. (a)	18,142	258,886
Franklin Covey Co. (a)	8,015	329,657
Huron Consulting Group, Inc. (a)	4,495	488,606
Marqeta, Inc. - Class A (a)	100,701	495,449
Repay Holdings Corp. (a)	59,077	482,068
Sezzle, Inc. (a)	622	106,107
Shift4 Payments, Inc. - Class A (a)	4,920	435,912
Transcat, Inc. (a)	988	119,321
Universal Technical Institute, Inc. (a)	12,179	198,031
		3,195,522

Distribution/Wholesale - 0.7%
VSE Corp.	4,241	350,858

Diversified Financial Services - 0.9%
Dave, Inc. (a)	5,290	211,388
International Money Express, Inc. (a)	13,548	250,503
		461,891

Electronics - 1.6%
Coherent Corp. (a)	619	55,036
Enovix Corp. (a)	24,365	227,569
OSI Systems, Inc. (a)	2,534	384,737
Vicor Corp. (a)	3,961	166,758
		834,100

Engineering & Construction - 1.1%
Bowman Consulting Group Ltd. (a)	3,732	89,866
Fluor Corp. (a)	7,597	362,453
Limbach Holdings, Inc. (a)	1,696	128,489
		580,808

Entertainment - 5.5%
Genius Sports Ltd. (a)	44,186	346,418
Penn National Gaming, Inc. (a)	53,767	1,014,046
Rush Street Interactive, Inc. (a)	35,917	389,699
Sportradar Group AG - Class A (a)	19,264	233,287
TKO Group Holdings, Inc. (a)	6,425	794,837
		2,778,287

Food - 0.1%
Mama's Creations, Inc. (a)	8,438	61,597

Healthcare-Products - 7.4%
Adaptive Biotechnologies Corp. (a)	49,557	253,732
AtriCure, Inc. (a)	13,096	367,212
CONMED Corp.	4,225	303,862
Globus Medical, Inc. - Class A (a)	4,257	304,546
ICU Medical, Inc. (a)	2,072	377,560
Inari Medical, Inc. (a)	1,255	51,756
Inogen, Inc. (a)	23,235	225,379
Merit Medical Systems, Inc. (a)	1,031	101,894
MiMedx Group, Inc. (a)	30,343	179,327
Natera, Inc. (a)	2,208	280,306
Omnicell, Inc. (a)	5,062	220,703
Orthofix Medical, Inc. (a)	10,527	164,432
Pulmonx Corp. (a)	30,619	253,832
SI-BONE, Inc. (a)	13,726	191,889
Tandem Diabetes Care, Inc. (a)	8,449	358,322
TransMedics Group, Inc. (a)	844	132,508
		3,767,260

Healthcare-Services - 0.6%
Viemed Healthcare, Inc. (a)	42,228	309,531

Home Furnishings - 0.7%
Lovesac Co. (a)	12,497	358,039

Housewares - 0.5%
Scotts Miracle-Gro Co.	2,609	226,200

Internet - 2.3%
Magnite, Inc. (a)	30,180	417,993
Match Group, Inc. (a)	20,263	766,752
		1,184,745

Iron/Steel - 0.6%
Carpenter Technology Corp.	1,887	301,128

Lodging - 2.0%
Las Vegas Sands Corp.	12,017	604,936
Wynn Resorts Ltd.	4,195	402,216
		1,007,152

Machinery-Diversified - 1.0%
AGCO Corp.	175	17,126
Flowserve Corp.	4,751	245,579
Middleby Corp. (a)	1,795	249,738
		512,443

Media - 1.5%
Cable One, Inc.	2,208	772,336

Miscellaneous Manufacturing - 0.3%
Sight Sciences, Inc. (a)	25,360	159,768

Oil & Gas - 2.2%
APA Corp.	21,151	517,354
Matador Resources Co.	3,169	156,612
Transocean Ltd. (a)	110,652	470,271
		1,144,237

Pharmaceuticals - 0.3%
Elanco Animal Health, Inc. (a)	8,764	128,743

Retail - 3.9%
Abercrombie & Fitch Co. - Class A (a)	751	105,065
Dollar Tree, Inc. (a)	10,573	743,493
Kura Sushi USA, Inc. - Class A (a)	1,790	144,202
Ollie's Bargain Outlet Holdings, Inc. (a)	1,059	102,935
Portillo's, Inc. - Class A (a)	8,379	112,865
RH (a)	302	100,998
Shake Shack, Inc. - Class A (a)	5,169	533,493
Victoria's Secret & Co. (a)	6,547	168,258
		2,011,309

Savings & Loans - 1.0%
New York Community Bancorp, Inc.	44,267	497,118

Semiconductors - 1.7%
FormFactor, Inc. (a)	2,170	99,820
Lattice Semiconductor Corp. (a)	1,937	102,797
Semtech Corp. (a)	9,593	438,016
SiTime Corp. (a)	1,384	237,370
		878,003

Software - 5.6%
AvePoint, Inc. (a)	37,323	439,292
Elastic NV (a)	6,642	509,840
Health Catalyst, Inc. (a)	35,885	292,104
PDF Solutions, Inc. (a)	8,417	266,650
PROS Holdings, Inc. (a)	1,182	21,891
SentinelOne, Inc. - Class A (a)	15,533	371,549
Zeta Global Holdings Corp. - Class A (a)	14,232	424,541
Zoom Video Communications, Inc. - Class A (a)	7,389	515,309
		2,841,176

Telecommunications - 4.9%
AT&T, Inc.	47,091	1,036,002
Calix, Inc. (a)	4,821	187,007
Ceragon Networks Ltd. (a)	44,337	121,483
Extreme Networks, Inc. (a)	10,031	150,766
Verizon Communications, Inc.	22,883	1,027,675
		2,522,933

Transportation - 3.5%
C.H. Robinson Worldwide, Inc.	3,375	372,499
Covenant Logistics Group, Inc.	2,748	145,204
United Parcel Service, Inc. - Class B	9,455	1,289,095
		1,806,798
TOTAL COMMON STOCKS (Cost $28,456,220)		31,348,685

EXCHANGE TRADED FUNDS - 2.1%	Shares	Value
SPDR S&P Biotech ETF	6,007	593,492
SPDR S&P Regional Banking ETF	8,660	490,156
TOTAL EXCHANGE TRADED FUNDS (Cost $1,008,585)		1,083,648

REAL ESTATE INVESTMENT TRUSTS - 2.0%	Shares	Value
Healthcare Realty Trust, Inc.	29,037	527,021
Kimco Realty Corp.	21,894	508,379
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $883,803)		1,035,400

TOTAL INVESTMENTS - 65.5% (Cost $30,348,608)		33,467,733
Money Market Deposit Account - 20.7% (b)		10,558,468
Other Assets in Excess of Liabilities - 13.8%(c)		7,026,539
TOTAL NET ASSETS - 100.0%		$51,052,740

Percentages are stated as a percent of net assets.

AG - Aktiengesellschaft
NV - Naamloze Vennootschap
PLC - Public Limited Company

(a)	Non-income producing security.
(b)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of September 30, 2024 was 4.70%.

(c)	Includes assets pledged as collateral for securities sold short and due to broker for derivatives. As of the reporting date, the net value of these assets totals $19,383,354

LoCorr Dynamic Opportunity Fund
Schedule of Securities Sold Short
September 30, 2024 (Unaudited)

COMMON STOCKS - (21.3)%	Shares	Value
Aerospace/Defense - (0.1)%
Mercury Systems, Inc.	(1,030)	$(38,110)

Apparel - (0.6)%
Crocs, Inc.	(2,099)	(303,956)

Auto Manufacturers - (0.4)%
Wabash National Corp.	(10,551)	(202,474)

Auto Parts & Equipment - (0.4)%
Gentherm, Inc.	(4,724)	(219,902)

Banks - (1.7)%
Goldman Sachs Group, Inc.	(888)	(439,658)
JPMorgan Chase & Co.	(2,100)	(442,806)
		(882,464)

Beverages - (0.4)%
Boston Beer Co., Inc. - Class A	(630)	(182,158)

Chemicals - (0.2)%
Olin Corp.	(2,694)	(129,258)

Commercial Services - (1.0)%
Block, Inc.	(2,933)	(196,892)
Cross Country Healthcare, Inc.	(2,916)	(39,191)
United Rentals, Inc.	(310)	(251,017)
		(487,100)

Computers - (0.6)%
ASGN, Inc.	(1,025)	(95,561)
Crowdstrike Holdings, Inc. - Class A	(676)	(189,597)
		(285,158)

Cosmetics/Personal Care - (0.3)%
elf Beauty, Inc.	(891)	(97,146)
Perrigo Co. PLC	(1,491)	(39,109)
		(136,255)

Diversified Financial Services - (0.6)%
Evercore Partners, Inc. - Class A	(1,278)	(323,769)

Electronics - (0.8)%
Advanced Energy Industries, Inc.	(1,470)	(154,703)
Badger Meter, Inc.	(294)	(64,212)
Sanmina Corp.	(2,853)	(195,288)
		(414,203)

Environmental Control - (0.2)%
CECO Environmental Corp.	(3,456)	(97,459)

Healthcare-Products - (0.5)%
BioLife Solutions, Inc.	(4,142)	(103,716)
RxSight, Inc.	(3,380)	(167,073)
		(270,789)

Home Builders - (1.2)%
Dream Finders Homes, Inc. - Class A	(5,340)	(193,361)
Toll Brothers, Inc.	(1,648)	(254,600)
Tri Pointe Homes, Inc.	(4,120)	(186,677)
		(634,638)

Home Furnishings - (0.5)%
Arhaus, Inc.	(15,757)	(193,969)
Ethan Allen Interiors, Inc.	(2,117)	(67,511)
		(261,480)

Internet - (1.2)%
Etsy, Inc.	(743)	(41,259)
LifeMD, Inc.	(26,731)	(140,070)
Magnite, Inc.	(9,594)	(132,877)
Reddit, Inc. - Class A	(2,861)	(188,597)
Zillow Group, Inc. Class A - Class A	(2,084)	(129,062)
		(631,865)

Leisure Time - (0.4)%
Brunswick Corp.	(1,889)	(158,336)
YETI Holdings, Inc.	(1,569)	(64,376)
		(222,712)

Lodging - (1.1)%
Hilton Grand Vacations, Inc.	(6,516)	(236,661)
Wyndham Hotels & Resorts, Inc.	(4,064)	(317,561)
		(554,222)

Machinery-Construction & Mining - (0.4)%
Caterpillar, Inc.	(485)	(189,693)

Metal Fabricate/Hardware - (0.1)%
Mueller Industries, Inc.	(885)	(65,579)

Packaging & Containers - (0.9)%
Ball Corp.	(3,783)	(256,904)
Crown Holdings, Inc.	(2,057)	(197,225)
		(454,129)

Retail - (4.7)%
BJ's Restaurants, Inc.	(3,750)	(122,100)
Cava Group, Inc.	(1,495)	(185,156)
Cheesecake Factory, Inc.	(4,627)	(187,625)
Dick's Sporting Goods, Inc.	(739)	(154,229)
Floor & Decor Holdings, Inc. - Class A	(1,631)	(202,521)
Gap, Inc.	(4,228)	(93,228)
RH	(570)	(190,625)
Sweetgreen, Inc. - Class A	(5,434)	(192,635)
Target Corp.	(2,483)	(387,000)
Tractor Supply Co.	(739)	(214,997)
Urban Outfitters, Inc.	(6,725)	(257,635)
Williams-Sonoma, Inc.	(1,302)	(201,706)
		(2,389,457)

Semiconductors - (0.5)%
Microchip Technology, Inc.	(786)	(63,108)
NVIDIA Corp.	(1,082)	(131,398)
ON Semiconductor Corp.	(854)	(62,009)
		(256,515)

Software - (1.5)%
Appian Corp. - Class A	(2,750)	(93,885)
Dropbox, Inc. - Class A	(6,571)	(167,100)
Fastly, Inc. - Class A	(2,033)	(15,390)
Jamf Holding Corp.	(2,114)	(36,678)
Procore Technologies, Inc.	(4,758)	(293,664)
ROBLOX Corp. - Class A	(1,738)	(76,924)
Twilio, Inc. - Class A	(957)	(62,415)
		(746,056)

Telecommunications - (0.2)%
Powerfleet, Inc. NJ	(21,145)	(105,725)

Transportation - (0.8)%
C.H. Robinson Worldwide, Inc.	(2,462)	(271,731)
Werner Enterprises, Inc.	(3,365)	(129,855)
		(401,586)
TOTAL COMMON STOCKS (Proceeds $10,748,899)		(10,886,712)

EXCHANGE TRADED FUNDS - (6.0)%	Shares	Value
iShares Russell 2000	(5,806)	(1,282,487)
iShares Russell 2000 Growth ETF	(1,581)	(449,004)
ProShares Ultra Russell2000	(1,265)	(54,307)
SPDR S&P500 Trust	(2,240)	(1,285,222)
TOTAL EXCHANGE TRADED FUNDS (Proceeds $2,998,737)		(3,071,020)

REAL ESTATE INVESTMENT TRUSTS - (0.5)%	Shares	Value
Regency Centers Corp.	(3,546)	(256,128)
TOTAL REAL ESTATE INVESTMENT TRUSTS (Proceeds $251,616)		(256,128)

TOTAL SECURITIES SOLD SHORT - (27.8)% (Proceeds $13,999,252)		$(14,213,860)

Percentages are stated as a percent of net assets.

Summary of Fair Value Disclosure as of September 30, 2024 (Unaudited)

LoCorr Dynamic Opportunity Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2024:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$31,348,685	$–	$–	$31,348,685
Exchange Traded Funds	1,083,648	–	–	1,083,648
Real Estate Investment Trusts	1,035,400	–	–	1,035,400
Total Investments	$33,467,733	$–	$–	$33,467,733

Liabilities:
Investments:
Common Stocks	(10,886,712)	–	–	(10,886,712)
Exchange Traded Funds	(3,071,020)	–	–	(3,071,020)
Real Estate Investment Trusts	(256,128)	–	–	(256,128)
Total Investments	$(14,213,860)	$–	$–	$(14,213,860)

Refer to the Schedule of Investments for further disaggregation of investment categories.